Research and Development Expense - Schedule of Research and Development Expense (Details) - Research and Development [Member] - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expense [Line Items]
Professional fees	$ (157,924)	$ (368,559)	$ (410,263)	$ (703,788)
Amortization of intangible assets	(106,018)	(60,484)	(212,035)	(62,365)
Laboratories’ related expenses	(29,144)	(37,373)	(59,720)	(78,104)
Amortization right-of-use assets		(31,580)	(31,693)	(41,474)
Depreciation of fixed assets	(4,917)		(9,834)
Other research and development expenses		(18,026)		(18,026)
Total Research and development expenses	$ (298,003)	$ (516,022)	$ (723,545)	$ (903,757)